Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4: -	INVENTORIES

	December 31,
	2019	2018

Finished products (*)	$1,356	$251

	$1,356	$251

(*)	Includes amounts of $1,074 and $35 as of December 31, 2019 and 2018, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.